Segment reporting (Details)	6 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment reporting
Number of operating segments | segment	1
Revenue	$ 5,596,799	$ 1,670,009
Asia
Segment reporting
Revenue	975,161	711,968
North America
Segment reporting
Revenue	3,094,794	625,651
Africa
Segment reporting
Revenue	1,490,687	225,362
Europe
Segment reporting
Revenue	4,515	103,456
Others
Segment reporting
Revenue	$ 31,642	$ 3,572